Shareholder Report, Holdings (Details) - UVA Unconstrained Medium-Term Fixed Income ETF	Dec. 31, 2024
Freddie Mac Pool, 5.000% 4/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Charles Schwab Corp/The, 5.375% 6/1/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fannie Mae Pool, 5.500% 10/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Fannie Mae Pool, 5.500% 3/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
United States Treasury Bonds, 2.250% 2/15/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
United States Treasury Bonds, 4.000% 11/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fannie Mae Pool, 5.000% 6/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
eBay Inc, 4.000% 7/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Fannie Mae Pool, 5.000% 10/1/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
United States Treasury Note/Bond, 3.000% 2/15/48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Federal Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%